Total
Class R6 Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
American Funds Short-Term Tax-Exempt Bond Fund®
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®

Prospectus Supplement

May 1, 2022

(for prospectus dated October 1, 2021)

2. The “Annual fund operating expenses” table and the information under the heading “Example” in the “Fees and expenses of the fund” summary section of the prospectus for American Funds Short-Term Tax-Exempt Bond Fund is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class R6 Prospectus AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND Class R-6
Management fees	0.20%	[1]
Distribution and/or service (12b-1) fees	none
Other expenses	0.05%
Total annual fund operating expenses	0.25%
Expense reimbursement	0.01%	[2]
Total annual fund operating expenses after expense reimbursement	0.24%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Class R6 Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class R-6 | USD ($)	25	79	140	317

Keep this supplement with your prospectus.